Financial Risk Management - Summary of Reconciliation of Components of Equity and Analysis of Movements in Reserves for all Hedges (Detail) $ in Millions	12 Months Ended
Jun. 30, 2019 USD ($)
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year	$ 58
Add: Change in fair value of hedging instrument recognised in OCI	(229)
Less: Reclassified from reserves to interest expense - recognised through OCI	211
At the end of the financial year	40
Cash flow hedging reserve, gross [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year	85
Add: Change in fair value of hedging instrument recognised in OCI	(327)
Less: Reclassified from reserves to interest expense - recognised through OCI	229
At the end of the financial year	163
Cash flow hedging reserve, gross [member] | Impact of adopting IFRS 9 [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year	176
Cash flow hedging reserve, tax [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year	(27)
Add: Change in fair value of hedging instrument recognised in OCI	98
Less: Reclassified from reserves to interest expense - recognised through OCI	(68)
At the end of the financial year	(49)
Cash flow hedging reserve, tax [member] | Impact of adopting IFRS 9 [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year	(52)
Cash flow hedging reserve, net [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year	58
Add: Change in fair value of hedging instrument recognised in OCI	(229)
Less: Reclassified from reserves to interest expense - recognised through OCI	161
At the end of the financial year	114
Cash flow hedging reserve, net [member] | Impact of adopting IFRS 9 [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year	124
Cost of hedging reserve, gross [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Less: Reclassified from reserves to interest expense - recognised through OCI	70
At the end of the financial year	(106)
Cost of hedging reserve, gross [member] | Impact of adopting IFRS 9 [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year	(176)
Cost of hedging reserve, tax [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Less: Reclassified from reserves to interest expense - recognised through OCI	(20)
At the end of the financial year	32
Cost of hedging reserve, tax [member] | Impact of adopting IFRS 9 [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year	52
Cost of hedging reserve, net [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Less: Reclassified from reserves to interest expense - recognised through OCI	50
At the end of the financial year	(74)
Cost of hedging reserve, net [member] | Impact of adopting IFRS 9 [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year	$ (124)